Stock-Based Compensation (Tables)	6 Months Ended
Jan. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Weighted-average Assumptions
The Company used the weighted-average assumptions in the table below to estimate the fair value of stock options. There are no values for the Successor as the Successor has not issued any stock options during the Successor Period.

	Successor	Predecessor
Assumptions	January 31, 2023	August 3, 2022	January 31, 2022
Weighted-average risk-free rate	N/A	1.48%	1.42%
Weighted-average expected term of the option (in years)	N/A	6.07	6.06
Weighted-average expected volatility	N/A	38.92%	38.09%
Weighted-average dividend yield	N/A	0.00%	0.00%

Summary of Stock Option Activity
A summary of option activity for the Successor Period and the Year to Date Predecessor Period, is as follows (Aggregate Intrinsic Value in thousands):

Successor	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of August 4, 2022	8,159,377	$1.5360	6.01	$17,004
Granted	—	—
Exercised	(206,476)	0.5952
Cancelled	(83,851)	2.9681

Outstanding as of January 31, 2023	7,869,050	1.5454	6.07	16,325

Vested as of January 31, 2023	5,772,232	0.9591	5.39	15,359

Vested and expected to vest as of January 31, 2023	7,135,156	$1.3793	5.88	$15,987

Predecessor	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value
Outstanding as of February 1, 2022	21,715,815	$0.4398	6.28	$51,688
Granted	1,214,500	2.3920
Exercised	(392,450)	0.2659
Cancelled	(252,159)	1.4633

Outstanding as of August 3, 2022	22,285,706	0.5377	6.45	50,864

Vested as of August 3, 2022	14,783,495	0.2660	5.41	37,757

Vested and expected to vest as of August 3, 2022	19,659,894	$0.4662	6.17	$46,276

Summary of RSU Activity
The Predecessor did not grant RSUs during the Year to Date Predecessor Period or prior year ending January 31, 2022. A summary of RSU activity for the Successor Period is as follows:

Successor	Shares	Weighted- Average Grant Date Fair Value
Outstanding as of August 4, 2022	—	$—
Granted	2,827,426	$4.64
Vested	—	$—
Cancelled	(25,000)	$4.63

Outstanding as of January 31, 2023	2,802,426	$4.64

Summary of Stock-Based Compensation Expense
The Company recognized
non-cash,
stock-based compensation expense in the accompanying Consolidated Statements of Comprehensive Loss for the Successor Period, the Year to Date Predecessor Period, and the year ended January 31, 2022, as follows (in thousands):

	Successor	Predecessor
	August 4, 2022 to January 31, 2023	February 1, 2022 to August 3, 2022	Year Ended January 31, 2022
Cost of revenue - subscription	$97	$18	$50
Cost of revenue - services	36	2	—
Research and development	452	114	97
Sales and marketing	518	218	222
General and administrative	1,397	510	327

Total stock-based compensation expense	$2,500	$862	$696